August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon US Large Cap Core Equity ETF

1. All references to the “Morningstar® US Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 500 Index TR.”

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 500 Index TR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Large Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS United States 500 Index TR is a free float market capitalization weighted index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 425 are selected for inclusion in the index and current index constituents with a rank from 426 to 600 are selected until the total number of companies in the index equals 500. If the total number of companies is below 500, the highest-ranking remaining securities are selected until 500 is reached. The index reconstitutes quarterly in February, May, August, and November. As of June 30, 2023, the index was comprised of 504 securities.

ETF-STK0823

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Large Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of June 30, 2023, approximately 29% of the index consisted of securities of issuers in the information technology sector.

5. The “Tracking stock risk” discussion is removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.

6. The first paragraph of “Fund Details – Goal and Approach – BNY Mellon US Large Cap Core Equity ETF” section of the Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 500 Index TR. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the index. The fund may also invest in ETFs providing exposure to securities included in the index and futures with economic characteristics similar to such securities or the index. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. The fund considers large-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the Solactive GBS United States 500 Index TR. As of June 30, 2023, the full market capitalization range of companies included in the Solactive GBS United States 500 Index TR was $729.5 million to $2.89 trillion.

7. The risk chart within the “Fund Details – Investment Risks” section of the Prospectus is updated to reflect that “Tracking stock risk” is not a principal risk of the Fund.

BNY Mellon US Mid Cap Core Equity ETF

1. All references to the “Morningstar® US Mid Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 400 Index TR.”

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 400 Index TR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and

Approach – BNY Mellon US Mid Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS United States 400 Index TR is a free float market capitalization weighted index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 340 are selected for inclusion in the index and current index constituents with a rank from 341 to 480 are selected until the total number of companies in the index equals 400. If the total number of companies is below 400, the highest-ranking remaining securities are selected until 400 is reached. The index reconstitutes quarterly in February, May, August, and November. As of June 30, 2023, the index was comprised of 404 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Mid Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of June 30, 2023, approximately 20% of the index consisted of securities of issuers in the industrials sector.

5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:

Industrials companies risk. The industrial sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, technological developments, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

6. The “Tracking stock risk” discussion is removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.

7. The first paragraph of “Fund Details – Goal and Approach – BNY Mellon US Mid Cap Core Equity ETF” section of the Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 400 Index TR. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the index. The fund may also invest in ETFs providing exposure to securities included in the index and futures with economic characteristics similar to such securities or the index. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of medium-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. The fund considers medium-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the Solactive GBS United States 400 Index TR. As of June 30, 2023, the full market capitalization range of companies included in the Solactive GBS United States 400 Index TR was $415.9 million to $22.8 billion.

8. The risk chart within the “Fund Details – Investment Risks” section of the Prospectus is updated to reflect that (i) “Industrials companies risk” is a principal risk of the Fund and (ii) “Tracking stock risk” is not a principal risk of the Fund. In addition, the following is added beneath the risk chart:

Industrials companies risk. The industrials sector can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, exchange rates, import controls, worldwide competition, and technological developments. Companies in this sector also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

BNY Mellon US Small Cap Core Equity ETF

1. All references to the “Morningstar® US Small Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS United States 600 Index TR.”

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 600 Index TR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Small Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS United States 600 Index TR is a free float market capitalization weighted index designed to measure the performance of 600 small-capitalization companies listed on U.S. stock markets. The index’s universe of eligible securities includes common stock and shares of real estate investment trusts (REITs) listed on the New York Stock Exchange, NYSE Market LLC, NYSE Arca, NASDAQ, Investors Exchange, or BATS Exchange, traded in U.S. dollars, and that meet certain tradability requirements. Securities included in the Solactive GBS United States 500 Index TR, an index designed to measure the performance of 500 of the largest companies listed on U.S. stock markets, or the Solactive GBS United States 400 Index TR , an index designed to measure the performance of 400 mid-capitalization companies listed on U.S. stock markets, are not eligible for inclusion. At each reconstitution, eligible securities are ranked by total market capitalization in descending order. All securities ranked in the top 510 are selected for inclusion in the index and current index constituents with a rank from 511 to 720 are selected until the total number of companies in the index equals 600. If the total number of companies is below 600, the highest-ranking remaining securities are selected until 600 is reached. The index reconstitutes quarterly in February, May, August, and November. As of June 30, 2023, the index was comprised of 597 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon US Small Cap Core Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries.

5. The “Tracking stock risk” discussion is removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.

6. The first paragraph of “Fund Details – Goal and Approach – BNY Mellon US Small Cap Core Equity ETF” section of the Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS United States 600 Index TR. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the index. The fund may also invest in ETFs providing exposure to securities included in the index and futures with economic characteristics similar to such securities or the index. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization U.S. companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund's board, upon 60 days’ prior notice to shareholders. The fund considers small-capitalization companies to be companies with market capitalizations within the range of market capitalization of companies included in the Solactive GBS United States 600 Index TR. As of June 30, 2023, the full market capitalization range of companies included in the Solactive GBS United States 600 Index TR was $182.1 million to $11.7 billion.

7. The risk chart within the “Fund Details – Investment Risks” section of the Prospectus is updated to reflect that “Tracking stock risk” is not a principal risk of the Fund.

BNY Mellon International Equity ETF

1. All references to the “Morningstar® Developed Markets ex-US Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.”

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon International Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large- and mid-capitalization companies. The index’s universe of eligible securities includes equity securities issued by developed market companies (excluding the United States), listed on a developed market exchange, and that meet certain tradability requirements. To determine if a company is a developed market company, the index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each developed market country are included in the index. As of May 10, 2023, the index considers the following countries to be developed market countries (excluding the United States): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. The index reconstitutes semi-annually in May and November. As of June 30, 2023, the index was comprised of 1,063 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon International Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund’s assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of June 30, 2023, the index had significant exposure to issuers located in Japan and the European region.

5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:

Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

6. The “Financials sector risk,” “REIT risk,” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.

7. The first paragraph of “Fund Details – Goal and Approach – BNY Mellon International Equity ETF” section of the Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the index, depositary receipts based on securities comprising the index, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. As of June 30, 2023, the full market capitalization range of companies included in the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR was $109.2 million to $320.6 billion.

8. The risk chart within the “Fund Details – Investment Risks” section of the Prospectus is updated to reflect that (i) “Midsize company risk” is a principal risk of the Fund and (ii) “Financials sector risk,” “REIT risk,” and “Preferred stock risk” are not principal risks of the Fund.

BNY Mellon Emerging Markets Equity ETF

1. All references to the “Morningstar® Emerging Markets Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.”

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The index’s universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. To determine if a company is an emerging market company, the index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the index. As of May 10, 2023, the index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The index reconstitutes semi-annually in May and November. As of June 30, 2023, the index was comprised of 1,767 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund’s assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of June 30, 2023, approximately 21% of the index consisted of securities in the information technology sector and approximately 22% of the index consisted of securities of issuers in the financials sector. Additionally, as of June 30, 2023, the index had significant exposure to issuers located in China and the Asian region.

5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:

Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

Technology company risk. The technology sector has been among the most volatile sectors of the stock market. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.

6. The “REIT risk” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.

7. The first paragraph of “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the index, depositary receipts based on securities comprising the index, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies, ETFs providing exposure to such securities, and derivatives with economic characteristics similar to such securities. Depositary receipts are considered equity securities for purposes of the 80% investment policy. The fund’s policy with respect to the investment of 80% of its net assets may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. The fund considers emerging market countries to be countries included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR. As of June 30, 2023, the full market capitalization range of companies included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR was $16.9 million to $442.8 billion.

8. The risk chart within the “Fund Details – Investment Risks” section of the Prospectus is updated to reflect that (i) “Midsize company risk” and “Technology company risk” are principal risks of the Fund and (ii) “REIT risk” and “Preferred stock risk” are not principal risks of the Fund.

Index Provider/Disclaimers

1. All references to “Morningstar, Inc.” as index provider in the Prospectus and SAI are deleted and replaced with references to “Solactive AG.”

2. The first paragraph of the “Index/Trademark Licenses/Disclaimers” section of the Prospectus is deleted and replaced with the following:

The index providers are not affiliated with the trust, the Adviser, Mellon, INA, BNY Mellon or any of their respective affiliates. With respect to the Bloomberg Indices (defined below), the trust has entered into a license agreement with Bloomberg Index Services Limited pursuant to which the relevant funds use the Bloomberg Indices. With respect to the Solactive Indexes (defined below), BNY Mellon has entered into a license agreement and order schedule with Solactive AG, pursuant to which the relevant funds may use the Solactive Indexes. The Adviser pays any applicable licensing fee; no licensing fees are paid by the funds.

3. The second and third paragraphs of the “Index/Trademark Licenses/Disclaimers” section of the Prospectus and the first and second paragraphs of the “Index Licensing Disclosures” section of the SAI are deleted and replaced with the following:

Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States 600 Index TR, Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Solactive Indexes”). The BNY Mellon US Large Cap Core Equity ETF,

BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and BNY Mellon Emerging Markets Equity ETF are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the Solactive Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.